Init R, Serv R, Serv 2R | Overseas Portfolio
Fund Summary Fund/Class: VIP Overseas Portfolio/Initial Class R, Service Class R, Service Class 2 R
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, or redeem interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees Init R, Serv R, Serv 2R Overseas Portfolio	Initial Class R	Service Class R	Service Class 2 R
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%	1.00%	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Init R, Serv R, Serv 2R Overseas Portfolio	Initial Class R	Service Class R	Service Class 2 R
Management fee	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.14%	0.14%	0.14%
Total annual operating expenses	0.85%	0.95%	1.10%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example Init R, Serv R, Serv 2R Overseas Portfolio (USD $)	Initial Class R	Service Class R	Service Class 2 R
1 year	87	97	112
3 years	271	303	350
5 years	471	525	606
10 years	1,049	1,166	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class R:	Returns	Quarter ended
Highest Quarter Return	23.00%	June 30, 2003
Lowest Quarter Return	-23.74%	September 30, 2011

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init R, Serv R, Serv 2R Overseas Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Initial Class R	(17.14%)	(4.80%)	3.52%	[1]	Apr. 24, 2002
Service Class R	(17.24%)	(4.89%)	3.43%	[1]	Apr. 24, 2002
Service Class 2 R	(17.33%)	(5.03%)	3.28%	[1]	Apr. 24, 2002
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees or expenses)	(12.04%)	(4.57%)	4.82%	[1]	Apr. 24, 2002
[1]	From April 24, 2002.